Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment-net	$ 27,824,523	$ 26,758,749
Prepayments and premiums under operating leases	2,568,199	2,491,647
Prepayment for construction of new plant
Prepayment for acquisition of land use right
Land use rights	648,652	624,894
Deferred tax assets	9,924,944	4,879,652
Non-current assets	40,966,318	34,754,942
Current assets
Inventories	1,806,212	2,450,866
Trade receivables	10,501,543	23,483,465
Other receivables and prepayments	1,901,268	5,364,120
Subsidies prepaid to distributors		389,996
Prepayments and premiums under operating leases	83,907	79,035
Cash and cash equivalents	26,050,456	24,576,341
Current assets	40,343,386	56,343,823
Total assets	81,309,704	91,098,765
Current liabilities
Short term bank loans	1,606,930	1,513,623
Trade and other payables	5,451,830	4,774,628
Related parties payables	154,137	1,150,129
Income tax payable		258,259
Deposits received	69,612
Current liabilities	7,282,509	7,696,639
Non-current liability
Warrant liabilities
Non-current liabilities
Total liabilities	7,282,509	7,696,639
Equity
Share capital	198	177
Share premium	6,686,169	6,056,240
Revaluation reserve	184,272	184,272
Statutory surplus reserve	6,084,836	6,084,836
Retained profits	64,146,811	78,962,407
Foreign currency translation reserve	(3,075,091)	(7,885,806)
Total equity	74,027,195	83,402,126
Total liabilities and equity	$ 81,309,704	$ 91,098,765